WILMER CUTLER PICKERING
HALE and DORR LLP



                                                David C. Phelan

                                                60 STATE STREET
                                                BOSTON, MA 02109
                                                +1 617 526 6372
                                                +1 617 526 5000 fax
                                                david.phelan@wilmerhale.com

                                             December 1, 2004

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

Re:  Pioneer Value Fund
     Post-Effective Amendment No. 63 to
     Registration Statement on Form N-1A
      (File Nos. 2-32773 and 811-01835)

      On behalf of the above referenced investment company (the "Fund"), Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A (the "Amendment") is enclosed for filing under (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

      The Amendment consists of a Class A, B, C Prospectus, Class R prospectus, Class Y prospectus, Investor Class prospectus, multi-class statement of additional information and Part C. The Amendment is being filed pursuant to pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective on January 29, 2005. The Amendment is being filed for the purposes of adding new disclosure in accordance with the Securities and Exchange Commission's final rule releases and accompanying amendments to Form N-1A. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

     The fund's most recent prior registration statement amendment was filed under Rule 485(b) on November 24, 2004 for the newly established Investor Class shares and reflects oral comments received from the staff of the Securities and Exchange Commission. The Amendment also contains comments from the staff received in July 2004 on the prior filing under Rule 485(a) adding Class Y shares. Accordingly, on behalf of the Fund, I request that the staff of the Securities and Exchange Commission apply selective review to the Amendment in accordance with Release 33-6510.

     The updated financial statements for the Fund for the most recent fiscal year as required by Section 10(a) of the 1933 Act will be filed and incorporated by means if a subsequent amendment to the Fund's registration statement pursuant to paragraph (6) of Rule 485 prior to the effective date of the Amendment.



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Securities and Exchange Commission
December 1, 2004
Page 2



      If you have any questions or comments on the Amendment, please contact me at 617-526-6372 (collect) or Elaine S. Kim, Esq. at (617) 526-6685 (collect).

                                              Respectfully submitted,

                                              /s/ David C. Phelan
                                              David C. Phelan

Enclosures

cc: Christopher J. Kelley, Esq.

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